IMPAIRMENT REVIEW (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
IMPAIRMENT REVIEW
Total impairment loss	₽ 10	₽ (2,023)	₽ 148
Russia Convergent
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	18.00%	20.90%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	10.10%	11.40%
Armenia
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	22.00%	22.20%
Terminal growth rate (as a percentage)	0.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	11.20%	13.30%
MGTS Commercial
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	16.00%
Terminal growth rate (as a percentage)	1.00%
Discount rate applied to cash flow projections (as a percentage)	12.70%
MTS Entertainment
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	3.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	13.10%	13.60%
MGTS Service
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	16.00%
Terminal growth rate (as a percentage)	1.00%
Discount rate applied to cash flow projections (as a percentage)	9.90%
MTS Turkmenistan
IMPAIRMENT REVIEW
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		₽ (66)	(114)
Reversal of impairment loss recognised in profit or loss, other intangible assets			(34)
Reversal of impairment loss recognised in profit or loss		(66)	(148)
Turkmenistan
IMPAIRMENT REVIEW
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	₽ (10)
Reversal of impairment loss recognised in profit or loss	₽ (10)	₽ (66)	₽ (148)
Nvision Czech Republic
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	1.00%	1.20%
Terminal growth rate (as a percentage)	2.00%	2.00%
Discount rate applied to cash flow projections (as a percentage)	6.00%	6.10%
Ticketland and Ponominalu
IMPAIRMENT REVIEW
Goodwill	₽ 1,281	₽ 1,281
Total impairment loss	₽ 1,281
Recoverable amount				₽ 2,658
Cloud
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	17.00%	15.40%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	13.60%	13.20%
Kinopolis
IMPAIRMENT REVIEW
Investment property		₽ 807
Total impairment loss		₽ 807
Minimum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	41.30%	43.20%
Minimum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	53.50%	51.80%
Minimum | MGTS Commercial
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	59.90%
Minimum | MTS Entertainment
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	4.80%	8.80%
Minimum | MGTS Service
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	42.50%
Minimum | Nvision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	4.30%	3.50%
Minimum | Cloud
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	37.70%	41.30%
Maximum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	46.90%	44.30%
Maximum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	60.30%	54.00%
Maximum | MGTS Commercial
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	63.00%
Maximum | MTS Entertainment
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	12.00%	32.00%
Maximum | MGTS Service
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	51.80%
Maximum | Nvision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	5.00%	5.20%
Maximum | Cloud
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	67.30%	69.00%